EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliations of assets and liabilities of the plans
Net	R$ (1,084,758)	R$ (1,088,773)
Plan assets		55,307
Defined benefit obligation	(1,084,758)	(1,144,080)
Present value of the defined benefit obligations
Reconciliations of assets and liabilities of the plans
Net	(4,314,592)	(4,174,653)	R$ (4,739,299)	R$ (3,791,670)
Fair value of plan assets
Reconciliations of assets and liabilities of the plans
Net	3,456,613	3,292,890	R$ 3,865,411	R$ 3,319,133
Asset ceiling restrictions on recognition of net funded assets
Reconciliations of assets and liabilities of the plans
Net	R$ (226,779)	R$ (207,010)